Shareholders' Equity (Details) - Schedule of SARs activity - VIECO USA, Inc. [Member] - SAR [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of SARs activity [Line Items]
Number of shares, balances at beginning	291,000
Weighted average exercise price, balances at beginning	$ 4.81
Weighted average remaining contractual life, balances at beginning	6 years 6 months		6 years 6 months
Number of shares, granted
Weighted average exercise price, granted
Number of shares, vested
Weighted average exercise price, vested
Number of shares, forfeited
Weighted average exercise price, forfeited
Number of shares, balance at ending	291,000
Weighted average exercise price, balance at ending	$ 4.81
Weighted average remaining contractual life, balance at ending	6 years 6 months	6 years 6 months	6 years 6 months